Finance Leases (Details) - Schedule of Maturity of Lease Liabilities Under the Finance Leases	6 Months Ended
Jun. 30, 2023 USD ($)
Schedule Of Maturity Of Lease Liabilities Under The Finance Leases Abstract
2023	$ 1,462,969
2024	2,836,637
2025	1,716,198
2026	650,503
Total lease payments	6,666,307
Less: interest	(556,791)
Present value of finance lease liabilities	6,109,516
Finance lease liabilities, current	2,560,943
Finance lease liabilities, non-current	$ 3,548,573